Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year	$ 7,770,556	$ 400,759
(Recovery of) additions charged to credit losses	(100,000)	7,369,797
Balance at the end of the year	$ 7,670,556	$ 7,770,556